Finance Receivables - Unused Lines of Credit (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Finance Receivables
Unused credit lines	$ 21	$ 397
Personal loans
Finance Receivables
Unused credit lines	1	2
SpringCastle Portfolio
Finance Receivables
Unused credit lines	0	365
Real estate loans
Finance Receivables
Unused credit lines	$ 20	$ 30